Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	Invesco Actively Managed Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001418144
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 05, 2021
Effective Date	dei_DocumentEffectiveDate	Oct. 05, 2021
Prospectus Date	rr_ProspectusDate	Oct. 05, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A